SCHEDULE OF DUE TO RELATED PARTIES (Details) (Parenthetical) - Eternal Horizon International Company Limited [Member] - IPO [Member] - Underwriters [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Related Party Transaction [Line Items]
Sale of stock	999,910
Sale of stock value	$ 4,999,550
Payment to underwiters		$ 2,600,000